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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00266

Tri-Continental Corporation
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Tri-Continental Corporation

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 69.5%
CONSUMER DISCRETIONARY 6.0%
Hotels, Restaurants & Leisure 0.5%
McDonald’s Corp.	69,000	$6,878,610
Media 2.7%
Comcast Corp., Class A	373,626	15,696,028
DIRECTV (a)	212,600	12,035,286
Discovery Communications, Inc., Class A (a)	100,600	7,921,244
Total		35,652,558
Multiline Retail 0.1%
Macy’s, Inc.	24,600	1,029,264
Specialty Retail 2.7%
Gap, Inc. (The)	293,700	10,396,980
Home Depot, Inc. (The)	58,000	4,047,240
Ross Stores, Inc.	145,300	8,808,086
TJX Companies, Inc.	261,900	12,243,825
Total		35,496,131
TOTAL CONSUMER DISCRETIONARY		79,056,563
CONSUMER STAPLES 7.1%
Beverages 0.3%
Coca-Cola Enterprises, Inc.	97,666	3,605,829
Food & Staples Retailing 2.3%
CVS Caremark Corp.	16,000	879,840
Kroger Co. (The)	345,994	11,466,241
Safeway, Inc.	123,000	3,241,050
Wal-Mart Stores, Inc.	199,029	14,893,340
Total		30,480,471
Food Products 1.4%
Campbell Soup Co.	236,050	10,707,228
Kellogg Co.	110,000	7,087,300
Total		17,794,528
Household Products 0.6%
Kimberly-Clark Corp.	20,200	1,979,196
Procter & Gamble Co. (The)	86,000	6,627,160
Total		8,606,356
Tobacco 2.5%
Lorillard, Inc.	264,392	10,668,217
Philip Morris International, Inc.	232,800	21,582,888
Total		32,251,105
TOTAL CONSUMER STAPLES		92,738,289

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 7.2%
Energy Equipment & Services 0.5%
Diamond Offshore Drilling, Inc.	83,100	$5,780,436
Oil, Gas & Consumable Fuels 6.7%
Apache Corp.	51,700	3,989,172
Chevron Corp. (b)	228,642	27,167,242
ConocoPhillips	335,958	20,191,076
Exxon Mobil Corp.	117,911	10,624,960
HollyFrontier Corp.	8,700	447,615
Royal Dutch Shell PLC, ADR	147,500	9,611,100
Tesoro Corp.	74,700	4,373,685
Valero Energy Corp.	259,261	11,793,783
Total		88,198,633
TOTAL ENERGY		93,979,069
FINANCIALS 11.8%
Capital Markets 2.2%
Ares Capital Corp.	365,000	6,606,500
BlackRock, Inc.	60,000	15,412,800
Goldman Sachs Group, Inc. (The)	45,000	6,621,750
Total		28,641,050
Commercial Banks 1.3%
Cullen/Frost Bankers, Inc.	110,000	6,878,300
Fifth Third Bancorp	175,700	2,865,667
Huntington Bancshares, Inc.	900,000	6,651,000
Total		16,394,967
Consumer Finance 0.5%
Discover Financial Services	118,396	5,308,877
SLM Corp.	91,200	1,867,776
Total		7,176,653
Diversified Financial Services 3.0%
Citigroup, Inc.	346,600	15,333,584
JPMorgan Chase & Co.	512,557	24,325,955
Total		39,659,539
Insurance 3.2%
Aflac, Inc.	230,931	12,013,031
Aon PLC	97,500	5,996,250
Lincoln National Corp.	98,700	3,218,607
MetLife, Inc.	74,300	2,824,886
Prudential Financial, Inc.	188,800	11,137,312
Travelers Companies, Inc. (The)	82,000	6,903,580
Total		42,093,666

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 1.6%
Public Storage	4,100	$624,512
Simon Property Group, Inc.	81,386	12,904,564
Starwood Property Trust, Inc.	250,000	6,940,000
Total		20,469,076
TOTAL FINANCIALS		154,434,951
HEALTH CARE 9.1%
Biotechnology 1.5%
Amgen, Inc.	89,300	9,154,143
Celgene Corp. (a)	31,300	3,627,983
Gilead Sciences, Inc. (a)	102,400	5,010,432
Onyx Pharmaceuticals, Inc. (a)	7,900	701,994
Vertex Pharmaceuticals, Inc. (a)	28,300	1,555,934
Total		20,050,486
Health Care Equipment & Supplies 0.7%
Becton Dickinson and Co.	28,600	2,734,446
Boston Scientific Corp. (a)	84,600	660,726
St. Jude Medical, Inc.	121,000	4,893,240
Total		8,288,412
Health Care Providers & Services 0.7%
AmerisourceBergen Corp.	65,800	3,385,410
Cardinal Health, Inc.	34,000	1,415,080
Humana, Inc.	16,900	1,167,959
McKesson Corp.	24,800	2,677,408
Total		8,645,857
Pharmaceuticals 6.2%
AbbVie, Inc.	180,000	7,340,400
Bristol-Myers Squibb Co.	346,700	14,280,573
Eli Lilly & Co.	248,748	14,126,399
Johnson & Johnson	134,000	10,925,020
Merck & Co., Inc.	155,000	6,855,650
Pfizer, Inc.	969,265	27,972,988
Total		81,501,030
TOTAL HEALTH CARE		118,485,785
INDUSTRIALS 7.0%
Aerospace & Defense 2.2%
Northrop Grumman Corp.	156,500	10,978,475
Raytheon Co.	298,800	17,566,452
Total		28,544,927
Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	115,641	9,933,562

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 0.3%
Southwest Airlines Co.	297,000	$4,003,560
Electrical Equipment 0.8%
Emerson Electric Co.	111,500	6,229,505
Rockwell Automation, Inc.	43,200	3,730,320
Total		9,959,825
Industrial Conglomerates 1.2%
Danaher Corp.	131,500	8,172,725
General Electric Co.	326,589	7,550,738
Total		15,723,463
Machinery 1.0%
Dover Corp.	24,700	1,800,136
Illinois Tool Works, Inc.	68,000	4,143,920
Stanley Black & Decker, Inc.	85,000	6,882,450
Total		12,826,506
Professional Services 0.3%
Dun & Bradstreet Corp. (The)	46,000	3,847,900
Road & Rail 0.5%
CSX Corp.	295,000	7,265,850
TOTAL INDUSTRIALS		92,105,593
INFORMATION TECHNOLOGY 11.6%
Communications Equipment 1.7%
Cisco Systems, Inc.	1,080,400	22,591,164
Computers & Peripherals 3.1%
Apple, Inc.	78,050	34,547,272
Diebold, Inc.	200,000	6,064,000
Total		40,611,272
Internet Software & Services 0.5%
Google, Inc., Class A (a)	7,200	5,717,016
VeriSign, Inc. (a)	21,400	1,011,792
Total		6,728,808
IT Services 1.9%
Automatic Data Processing, Inc.	105,000	6,827,100
International Business Machines Corp.	2,908	620,276
Mastercard, Inc., Class A	26,200	14,177,606
Visa, Inc., Class A	17,800	3,023,152
Total		24,648,134

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 1.7%
Analog Devices, Inc.	147,500	$6,857,275
Broadcom Corp., Class A	36,000	1,248,120
Microchip Technology, Inc.	180,000	6,616,800
NVIDIA Corp.	593,800	7,612,516
Total		22,334,711
Software 2.7%
Microsoft Corp.	682,277	19,519,945
Oracle Corp.	364,900	11,800,866
VMware, Inc., Class A (a)	52,600	4,149,088
Total		35,469,899
TOTAL INFORMATION TECHNOLOGY		152,383,988
MATERIALS 3.2%
Chemicals 2.6%
CF Industries Holdings, Inc.	51,132	9,733,999
Dow Chemical Co. (The)	205,000	6,527,200
Eastman Chemical Co.	106,800	7,462,116
EI du Pont de Nemours & Co.	137,500	6,759,500
LyondellBasell Industries NV, Class A	65,900	4,170,811
Total		34,653,626
Paper & Forest Products 0.6%
International Paper Co.	155,000	7,219,900
TOTAL MATERIALS		41,873,526
TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 3.6%
AT&T, Inc.	331,794	12,173,522
CenturyLink, Inc.	200,000	7,026,000
Verizon Communications, Inc.	565,598	27,799,142
Total		46,998,664
TOTAL TELECOMMUNICATION SERVICES		46,998,664
UTILITIES 2.9%
Electric Utilities 1.0%
American Electric Power Co., Inc.	47,000	2,285,610
Duke Energy Corp.	95,000	6,896,050
Edison International	31,250	1,572,500
Entergy Corp.	34,000	2,150,160
Total		12,904,320
Independent Power Producers & Energy Traders 0.6%
AES Corp. (The)	644,639	8,103,112

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 1.3%
Ameren Corp.	22,000	$770,440
CMS Energy Corp.	257,500	7,194,550
Public Service Enterprise Group, Inc.	251,992	8,653,405
Total		16,618,395
TOTAL UTILITIES		37,625,827
Total Common Stocks (Cost: $768,207,784)		$909,682,255

Convertible Preferred Stocks 7.2%
CONSUMER DISCRETIONARY 0.8%
Automobiles 0.5%
General Motors Co., 4.750%	150,000	6,441,000
Media 0.3%
Interpublic Group of Companies, Inc. (The), 5.250%	2,900	3,405,687
TOTAL CONSUMER DISCRETIONARY		9,846,687
CONSUMER STAPLES 1.0%
Food Products 1.0%
Bunge Ltd., 4.875%	62,500	6,557,500
Post Holdings, Inc., 3.750% (a)(c)	66,000	7,133,874
Total		13,691,374
TOTAL CONSUMER STAPLES		13,691,374
ENERGY 1.1%
Oil, Gas & Consumable Fuels 1.1%
Apache Corp., 6.000%	153,500	6,836,890
Chesapeake Energy Corp., 5.750% (c)	6,800	6,948,750
Total		13,785,640
TOTAL ENERGY		13,785,640
FINANCIALS 2.3%
Commercial Banks 0.5%
Wells Fargo & Co., 7.500%	5,000	6,443,750
Diversified Financial Services 0.5%
Bank of America Corp., 7.250%	5,500	6,699,880

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 1.3%
Alexandria Real Estate Equities, Inc., 7.000%	240,000	$6,510,000
Health Care REIT, Inc., 6.500%	110,000	6,832,100
iStar Financial, Inc., 4.500% (a)	65,000	3,393,000
Total		16,735,100
TOTAL FINANCIALS		29,878,730
INDUSTRIALS 0.5%
Aerospace & Defense 0.5%
United Technologies Corp., 7.500%	113,500	6,792,975
TOTAL INDUSTRIALS		6,792,975
UTILITIES 1.5%
Electric Utilities 1.0%
NextEra Energy, Inc., 5.599%	125,000	6,843,125
PPL Corp., 8.750%	110,000	6,132,500
Total		12,975,625
Multi-Utilities 0.5%
CenterPoint Energy, Inc., 0.282% (d)	158,000	7,317,375
TOTAL UTILITIES		20,293,000
Total Convertible Preferred Stocks (Cost: $85,352,889)		$94,288,406

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 11.4%
Aerospace & Defense 0.5%
ADS Tactical, Inc. Senior Secured (c)
04/01/18	11.000%	$2,600,000	$2,587,000
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	3,529,000	3,881,900
Total			6,468,900
Automotive 1.5%
Allison Transmission, Inc. (c)
05/15/19	7.125%	5,300,000	5,697,500
Goodyear Tire & Rubber Co. (The)
03/01/21	6.500%	6,500,000	6,703,125

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Visteon Corp.
04/15/19	6.750%	$6,750,000	$7,222,500
Total			19,623,125
Banking 0.5%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	5,600,000	6,356,000
Construction Machinery 0.9%
Manitowoc Co., Inc. (The)
02/15/18	9.500%	5,300,000	5,843,250
United Rentals North America, Inc.
09/15/20	8.375%	5,000,000	5,575,000
Total			11,418,250
Diversified Manufacturing 0.2%
Tomkins LLC/Inc. Secured
10/01/18	9.000%	1,911,000	2,128,376
Electric 0.5%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	5,300,000	6,148,000
Food and Beverage 0.3%
Chiquita Brands International, Inc./LLC Senior Secured (c)
02/01/21	7.875%	3,236,000	3,393,755
Health Care 0.7%
HCA, Inc. Senior Secured
03/15/22	5.875%	5,713,000	6,155,758
Rural/Metro Corp. Senior Unsecured (c)
07/15/19	10.125%	2,800,000	2,786,000
Total			8,941,758
Independent Energy 1.1%
Goodrich Petroleum Corp.
03/15/19	8.875%	7,999,000	8,278,965

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Laredo Petroleum, Inc.
02/15/19	9.500%	$5,154,000	$5,824,020
Total			14,102,985
Media Non-Cable 0.4%
AMC Networks, Inc.
07/15/21	7.750%	5,100,000	5,769,375
Metals 1.0%
Alpha Natural Resources, Inc.
04/15/18	9.750%	6,100,000	6,542,250
United States Steel Corp. Senior Unsecured
04/01/21	6.875%	6,650,000	6,816,250
Total			13,358,500
Non-Captive Diversified 0.5%
International Lease Finance Corp. Senior Unsecured
08/15/22	5.875%	5,700,000	6,143,528
Pharmaceuticals 0.4%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (c)
12/01/19	9.500%	4,900,000	5,622,750
Restaurants 0.2%
Shearer’s Foods, Inc. LLC Senior Secured (c)
11/01/19	9.000%	3,032,000	3,320,040
Retailers 1.4%
99 Cent Only Stores
12/15/19	11.000%	2,700,000	3,098,250
J. Crew Group, Inc.
03/01/19	8.125%	2,600,000	2,795,000
Michaels Stores, Inc.
11/01/18	7.750%	5,100,000	5,571,750
Rite Aid Corp.
03/15/20	9.250%	4,300,000	4,853,625
Senior Unsecured
02/15/27	7.700%	1,860,000	1,804,200
Total			18,122,825

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services 0.2%
Hertz Corp. (The)
10/15/20	5.875%	$3,000,000	$3,165,000
Wireless 0.9%
Sprint Nextel Corp. (c)
11/15/18	9.000%	7,300,000	9,024,625
Wind Acquisition Finance SA Secured (c)
07/15/17	11.750%	2,700,000	2,862,000
Total			11,886,625
Wirelines 0.2%
Level 3 Financing, Inc. (c)
06/01/20	7.000%	2,850,000	2,985,375
Total Corporate Bonds & Notes (Cost: $138,112,055)			$148,955,167

Convertible Bonds 10.8%
Airlines 0.2%
United Continental Holdings, Inc.
06/30/21	4.500%	3,071,000	3,186,316
Banking 0.3%
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	3,300,000	3,543,375
Building Materials 0.5%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	5,710,000	7,041,144
Diversified Manufacturing 0.1%
GT Advanced Technologies, Inc. Senior Unsecured
10/01/17	3.000%	2,000,000	1,528,750
Food and Beverage 0.2%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	3,350,000	3,056,875

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Gaming 0.5%
MGM Resorts International
04/15/15	4.250%	$6,300,000	$6,839,437
Health Care 1.5%
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	2,800,000	3,314,500
Insulet Corp. Senior Unsecured
06/15/16	3.750%	2,700,000	3,189,510
NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	7,000,000	6,790,525
Omnicare, Inc.
04/01/42	3.750%	5,920,000	6,580,731
Total			19,875,266
Home Construction 0.4%
Lennar Corp. (c)
11/15/21	3.250%	2,570,000	4,846,056
Independent Energy 0.2%
Endeavour International Corp.
07/15/16	5.500%	3,450,000	2,016,094
Metals 0.4%
Jaguar Mining, Inc. Senior Unsecured (c)
11/01/14	4.500%	3,200,000	1,152,000
James River Coal Co. Senior Unsecured
12/01/15	4.500%	5,100,000	1,603,262
Molycorp, Inc. Senior Unsecured
09/01/17	6.000%	4,400,000	3,131,392
Total			5,886,654
Non-Captive Consumer 0.3%
DFC Global Corp. Senior Unsecured (c)
04/15/17	3.250%	4,107,000	4,298,633
Non-Captive Diversified 0.3%
Air Lease Corp. Senior Unsecured (c)
12/01/18	3.875%	2,700,000	3,339,711

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Other Financial Institutions 0.5%
Forest City Enterprises, Inc. Senior Unsecured
08/15/18	4.250%	$5,700,000	$6,345,525
Other Industry 0.3%
WESCO International, Inc.
09/15/29	6.000%	1,270,000	3,336,131
Pharmaceuticals 1.5%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	14,500,000	11,527,109
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	4,050,000	3,384,281
Vertex Pharmaceuticals, Inc. Senior Subordinated Notes
10/01/15	3.350%	3,800,000	4,552,875
Total			19,464,265
Property & Casualty 0.3%
Radian Group, Inc. Senior Unsecured
11/15/17	3.000%	3,120,000	3,740,100
Railroads 0.5%
Greenbrier Companies, Inc. Senior Unsecured
04/01/18	3.500%	6,500,000	6,504,063
Technology 2.0%
Ciena Corp. Senior Unsecured (c)
10/15/18	3.750%	5,700,000	6,491,160
Ixia Senior Notes
12/15/15	3.000%	2,700,000	3,557,250
Mentor Graphics Corp.
04/01/31	4.000%	5,500,000	6,459,062
Nuance Communications, Inc. Senior Unsecured
11/01/31	2.750%	6,320,000	6,529,350
Powerwave Technologies, Inc. Subordinated Notes (e)
10/01/27	3.875%	2,000,000	20,000

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology (continued)
TiVo, Inc. Senior Unsecured (c)
03/15/16	4.000%	$2,700,000	$3,631,500
Total			26,688,322
Tobacco 0.3%
Vector Group Ltd. Senior Unsecured (d)
01/15/19	7.500%	2,840,000	3,310,730
Transportation Services 0.5%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	4,200,000	3,619,875
Wabash National Corp. Senior Unsecured
05/01/18	3.375%	2,700,000	3,300,534
Total			6,920,409
Total Convertible Bonds (Cost: $130,315,097)			$141,767,856

Issuer	Shares	Value

Limited Partnerships —%
FINANCIALS —%
Capital Markets —%
WCAS Capital Partners II LP (a)(f)(g)	4,292,803	$170,567
TOTAL FINANCIALS		170,567
Total Limited Partnerships (Cost: $2,498,440)		$170,567

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.132% (h)(i)	3,652,789	$3,652,789
JPMorgan Prime Money Market Fund, 0.010% (h)	1,939,453	1,939,453
Total Money Market Funds (Cost: $5,592,242)		$5,592,242
Total Investments
(Cost: $1,130,078,507) (j)		$1,300,456,493(k)
Other Assets & Liabilities, Net		8,746,560
Net Assets		$1,309,203,053

Investments in Derivatives Futures Contracts Outstanding at March 31, 2013

	Number of Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value ($)	Date	Appreciation ($)	Depreciation ($)
S&P 500 Index	11	4,297,425	June 2013	30,762	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At March 31, 2013, investments in securities included securities valued at $367,784 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $76,120,729 or 5.81% of net assets.

(d)	Variable rate security.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2013, the value of these securities amounted to $20,000, which represents less than 0.00% of net assets.

(f)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2013, was $170,567, representing 0.01% of net assets. Information concerning such security holdings at March 31, 2013, is as follows:

Security Description	Acquisition Dates	Cost ($)
WCAS Capital Partners II LP	12-11-90 - 03-24-98	2,498,440

(g)

At March 31, 2013, the Fund owned one limited partnership investment that was purchased through a private offering and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. The investment is valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of investment in the limited partnership, along with the cost and value at March 31, 2013, were as follows:

Security Description	Acquisition Dates	Cost ($)	Value ($)
WCAS Capital Partners II LP	12-11-90 - 03-24-98	2,498,440	170,567

(h)	The rate shown is the seven-day current annualized yield at March 31, 2013.

(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	4,647,865	13,336,340	(14,331,416)	3,652,789	1,340	3,652,789

(j)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $1,130,079,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$186,622,000
Unrealized Depreciation	(16,245,000)
Net Unrealized Appreciation	$170,377,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	79,056,563	—	—	79,056,563
Consumer Staples	92,738,289	—	—	92,738,289
Energy	93,979,069	—	—	93,979,069
Financials	154,434,951	—	—	154,434,951
Health Care	118,485,785	—	—	118,485,785
Industrials	92,105,593	—	—	92,105,593
Information Technology	152,383,988	—	—	152,383,988
Materials	41,873,526	—	—	41,873,526
Telecommunication Services	46,998,664	—	—	46,998,664
Utilities	37,625,827	—	—	37,625,827
Convertible Preferred Stocks
Consumer Discretionary	6,441,000	3,405,687	—	9,846,687
Consumer Staples	—	13,691,374	—	13,691,374
Energy	6,836,890	6,948,750	—	13,785,640
Financials	19,975,730	9,903,000	—	29,878,730
Industrials	6,792,975	—	—	6,792,975
Utilities	6,132,500	14,160,500	—	20,293,000
Total Equity Securities	955,861,350	48,109,311	—	1,003,970,661
Bonds
Corporate Bonds & Notes	—	148,955,167	—	148,955,167
Convertible Bonds	—	141,767,856	—	141,767,856
Total Bonds	—	290,723,023	—	290,723,023
Other
Limited Partnerships	—	—	170,567	170,567
Money Market Funds	5,592,242	—	—	5,592,242
Total Other	5,592,242	—	170,567	5,762,809
Investments in Securities	961,453,592	338,832,334	170,567	1,300,456,493
Derivatives
Assets
Futures Contracts	30,762	—	—	30,762
Total	961,484,354	338,832,334	170,567	1,300,487,255

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Limited
Partnerships ($)
Balance as of December 31, 2012	225,480
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	(54,913)
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2013	170,567

(a)Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2013, was $(54,913).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain limited partnership securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Tri-Continental Corporation

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 22, 2013